Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Results by segment
Net sales revenue	R$ 49,260,594	R$ 47,663,988	R$ 46,879,989
Cost of products sold	(36,177,408)	(34,985,569)	(36,697,842)
Gross profit	13,083,186	12,678,419	10,182,147
Selling, general and distribuition expenses	(3,061,336)	(2,851,296)	(2,342,346)
Results from equity investments	39,956	30,078	2,219
Other income (expenses), net	(854,880)	(3,905,954)	(952,300)
Operating profit (loss)	9,206,926	5,951,247	6,889,720
Reporting segments
Results by segment
Net sales revenue	61,351,881	58,869,357	55,747,932
Cost of products sold	(48,000,599)	(46,277,063)	(45,307,862)
Gross profit	13,351,282	12,592,294	10,440,070
Selling, general and distribuition expenses	(3,123,950)	(2,931,124)	(2,551,679)
Other income (expenses), net	(531,532)	(756,703)	(453,975)
Operating profit (loss)	9,695,800	8,904,473	7,434,414
Reporting segments | Chemicals
Results by segment
Net sales revenue	25,179,288	25,062,602	24,269,768
Cost of products sold	(20,478,914)	(20,248,175)	(20,086,768)
Gross profit	4,700,374	4,814,427	4,183,000
Selling, general and distribuition expenses	(773,396)	(680,083)	(644,598)
Other income (expenses), net	(197,275)	(409,920)	(158,797)
Operating profit (loss)	3,729,703	3,724,425	3,379,604
Reporting segments | Polyolefins
Results by segment
Net sales revenue	19,650,398	20,307,367	19,986,174
Cost of products sold	(15,432,179)	(15,980,935)	(15,420,138)
Gross profit	4,218,219	4,326,432	4,566,036
Selling, general and distribuition expenses	(1,321,575)	(1,284,665)	(1,206,374)
Other income (expenses), net	(177,518)	(199,098)	(189,988)
Operating profit (loss)	2,719,126	2,842,670	3,169,674
Reporting segments | Vinyls
Results by segment
Net sales revenue	3,066,879	3,016,390	2,780,075
Cost of products sold	(2,572,774)	(2,815,184)	(2,393,660)
Gross profit	494,105	201,206	386,415
Selling, general and distribuition expenses	(162,989)	(236,771)	(220,139)
Other income (expenses), net	(163,374)	(71,880)	(53,918)
Operating profit (loss)	167,742	(107,444)	112,358
Reporting segments | USA and Europe
Results by segment
Net sales revenue	9,854,496	8,896,071	8,239,913
Cost of products sold	(7,419,261)	(6,080,722)	(6,920,464)
Gross profit	2,435,235	2,815,349	1,319,449
Selling, general and distribuition expenses	(582,672)	(497,810)	(392,319)
Other income (expenses), net	(21,279)	(71,000)	(55,089)
Operating profit (loss)	1,831,284	2,246,540	872,040
Reporting segments | Mexico
Results by segment
Net sales revenue	3,600,820	1,586,927	472,002
Cost of products sold	(2,097,471)	(1,152,047)	(486,832)
Gross profit	1,503,349	434,880	(14,830)
Selling, general and distribuition expenses	(283,318)	(231,795)	(88,249)
Other income (expenses), net	27,914	(4,805)	3,817
Operating profit (loss)	1,247,945	198,282	(99,262)
Other segments
Results by segment
Net sales revenue	83,720	12,202	159,510
Cost of products sold	(65,743)	(14,760)	(150,213)
Gross profit	17,977	(2,558)	9,297
Selling, general and distribuition expenses	(13,391)	(1,876)	(6,467)
Other income (expenses), net	(2,430)	(20,864)	(73,879)
Operating profit (loss)	2,156	(25,298)	(71,049)
Corporate unit
Results by segment
Selling, general and distribuition expenses	(61,384)	(33,582)	103,604
Results from equity investments	39,956	30,078	2,219
Other income (expenses), net	(320,918)	(3,128,387)	(357,165)
Operating profit (loss)	(342,346)	(3,131,893)	(251,340)
Before eliminations and reclassifications
Results by segment
Net sales revenue	61,435,601	58,881,559	55,907,442
Cost of products sold	(48,066,342)	(46,291,823)	(45,458,075)
Gross profit	13,369,259	12,589,736	10,449,367
Selling, general and distribuition expenses	(3,198,725)	(2,966,582)	(2,454,542)
Results from equity investments	39,956	30,078	2,219
Other income (expenses), net	(854,880)	(3,905,954)	(885,019)
Operating profit (loss)	9,355,610	5,747,282	7,112,025
Eliminations and reclassifications
Results by segment
Net sales revenue	(12,175,007)	(11,217,571)	(9,027,453)
Cost of products sold	11,888,934	11,306,254	8,760,233
Gross profit	(286,073)	88,683	(267,220)
Selling, general and distribuition expenses	137,389	115,286	112,196
Other income (expenses), net			(67,281)
Operating profit (loss)	R$ (148,684)	R$ 203,965	R$ (222,305)